Pension and medical benefit expenses, net recognized in the statement of income are set out as follows: (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended			12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021		Jun. 30, 2020	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total		$ (221)	$ (189)	$ (439)		$ (488)
Obligations with contribution for the revision of the lump sum death benefit				23			$ 414
Petros Renegotiated [Member]
IfrsStatementLineItems [Line Items]
Obligations with contribution for the revision of the lump sum death benefit				18	[1]		315	[2]
Petros Non-renegotiated [member]
IfrsStatementLineItems [Line Items]
Obligations with contribution for the revision of the lump sum death benefit				5	[1]		99	[2]
Pension plans petros [member]
IfrsStatementLineItems [Line Items]
Obligations with contribution for the revision of the lump sum death benefit
Health Insurance Plan [Member]
IfrsStatementLineItems [Line Items]
Obligations with contribution for the revision of the lump sum death benefit
Other plans [member]
IfrsStatementLineItems [Line Items]
Obligations with contribution for the revision of the lump sum death benefit
Post-employment medical defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Total		323	373	638		817
Post-employment medical defined benefit plans [member] | Related To Active Employees [Member]
IfrsStatementLineItems [Line Items]
Total		102		199
Obligations with contribution for the revision of the lump sum death benefit		11		23
Post-employment medical defined benefit plans [member] | Related To Retired Employees [Member]
IfrsStatementLineItems [Line Items]
Total		210		416
Post-employment medical defined benefit plans [member] | Petros Renegotiated [Member]
IfrsStatementLineItems [Line Items]
Total	[2]	124	69	248		204
Post-employment medical defined benefit plans [member] | Petros Renegotiated [Member] | Related To Active Employees [Member]
IfrsStatementLineItems [Line Items]
Total	[2]	14		27
Obligations with contribution for the revision of the lump sum death benefit	[2]	8		18
Post-employment medical defined benefit plans [member] | Petros Renegotiated [Member] | Related To Retired Employees [Member]
IfrsStatementLineItems [Line Items]
Total	[2]	102		203
Post-employment medical defined benefit plans [member] | Petros Non-renegotiated [member]
IfrsStatementLineItems [Line Items]
Total	[2]	44	43	87		85
Post-employment medical defined benefit plans [member] | Petros Non-renegotiated [member] | Related To Active Employees [Member]
IfrsStatementLineItems [Line Items]
Total	[2]	2		4
Obligations with contribution for the revision of the lump sum death benefit	[2]	3		5
Post-employment medical defined benefit plans [member] | Petros Non-renegotiated [member] | Related To Retired Employees [Member]
IfrsStatementLineItems [Line Items]
Total	[2]	39		78
Post-employment medical defined benefit plans [member] | Pension plans petros [member]
IfrsStatementLineItems [Line Items]
Total		19	47	37		77
Post-employment medical defined benefit plans [member] | Pension plans petros [member] | Related To Active Employees [Member]
IfrsStatementLineItems [Line Items]
Total		15		30
Obligations with contribution for the revision of the lump sum death benefit
Post-employment medical defined benefit plans [member] | Pension plans petros [member] | Related To Retired Employees [Member]
IfrsStatementLineItems [Line Items]
Total		4		7
Post-employment medical defined benefit plans [member] | Health Insurance Plan [Member]
IfrsStatementLineItems [Line Items]
Total		135	212	265		449
Post-employment medical defined benefit plans [member] | Health Insurance Plan [Member] | Related To Active Employees [Member]
IfrsStatementLineItems [Line Items]
Total		71		138
Obligations with contribution for the revision of the lump sum death benefit
Post-employment medical defined benefit plans [member] | Health Insurance Plan [Member] | Related To Retired Employees [Member]
IfrsStatementLineItems [Line Items]
Total		64		127
Post-employment medical defined benefit plans [member] | Other plans [member]
IfrsStatementLineItems [Line Items]
Total		1	$ 2	1		$ 2
Post-employment medical defined benefit plans [member] | Other plans [member] | Related To Active Employees [Member]
IfrsStatementLineItems [Line Items]
Total
Obligations with contribution for the revision of the lump sum death benefit
Post-employment medical defined benefit plans [member] | Other plans [member] | Related To Retired Employees [Member]
IfrsStatementLineItems [Line Items]
Total		$ 1		$ 1

[1]	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
[2]	It includes balance of accounts receivable arising from the Term of Financial Commitment - TFC signed with Petrobras, which Petros recognizes as equity.